Supplemental information on statement of cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amounts paid during the year:
Withholding income tax paid on behalf of third-parties	$ 1,367	$ 1,307	$ 1,403
Transactions not involving cash
Purchase of property, plant and equipment on credit	418	1,081
Lease	13,230	10,107	14,992
Losses (reversals) on decommissioning costs	(68)	6,393	2,641
Use of tax credits and judicial deposits for the payment of contingencies	607	256	144
Remeasurement of property, plant and equipment acquired in previous periods			5
Earnout related to Atapu and Sépia fields	$ 236	$ 268	$ 280